Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 519,849	$ 71,219	¥ 615,096	¥ 905,451
Restricted cash	2,313	317	120	19,817
Total current assets	776,618	106,397	884,096
Non-current assets:
Equity method investment	0	0	337
Property and equipment, net	47,152	6,460	131,912
Total non-current assets	108,687	14,891	155,905
TOTAL ASSETS	885,305	121,288	1,040,001
Current liabilities:
Accrued liabilities and other current liabilities	89,498	12,262	104,935
Total current liabilities	266,299	36,484	263,364
TOTAL LIABILITIES	304,478	41,714	271,591
Shareholders' equity:
Treasury stock	(63,264)	(8,667)	(65,896)
Additional paid-in capital	5,002,255	685,306	4,849,337
Accumulated deficits	(4,200,261)	(575,433)	(3,853,635)
Accumulated other comprehensive loss	(158,048)	(21,652)	(161,533)
Total shareholders' equity	580,827	79,574	768,410	¥ 1,158,341	¥ 1,845,311
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	885,305	121,288	1,040,001
Common Class A [Member]
Shareholders' equity:
Ordinary shares	124	17	116
Common Class B [Member]
Shareholders' equity:
Ordinary shares	21	3	21
Parent Company [Member]
Current assets:
Cash and cash equivalents	9,328	1,278	14,171
Restricted cash	224	31	62
Inter-company receivables	3,198,215	438,152	3,152,747
Prepayments and other current assets	297	41	315
Total current assets	3,208,064	439,502	3,167,295
Non-current assets:
Equity method investment	0	0	337
Property and equipment, net	77	11	627
Total non-current assets	77	11	964
TOTAL ASSETS	3,208,141	439,513	3,168,259
Current liabilities:
Inter-company payables	2,626,851	359,876	2,399,333
Accrued liabilities and other current liabilities	463	63	516
Total current liabilities	2,627,314	359,939	2,399,849
TOTAL LIABILITIES	2,627,314	359,939	2,399,849
Shareholders' equity:
Treasury stock	(63,264)	(8,667)	(65,896)
Additional paid-in capital	5,002,255	685,306	4,849,337
Accumulated deficits	(4,200,261)	(575,433)	(3,853,635)
Accumulated other comprehensive loss	(158,048)	(21,652)	(161,533)
Total shareholders' equity	580,827	79,574	768,410
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,208,141	439,513	3,168,259
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	124	17	116
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 21	$ 3	¥ 21